Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - Accumulated impairment - Loans to consumers - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ 869	$ 577	$ 538
Allowance for the year	84	117	29
Charges and write-offs of uncollectible accounts	(229)	170	23
Effects of changes in foreign exchange rates	(9)	5	(13)
Balance at the end of the year	$ 715	$ 869	$ 577